Fair value of financial instruments (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. For measurement purposes, they are carried at fair value when conditions requiring separation are met.

	IFRS 9
	As at October 31, 2018
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$20,274	$–	$–	$16,197	$16,197	$36,471	$36,471
Securities
Trading	121,031	7,227	–	–	–	–	128,258	128,258
Investment, net of applicable allowance (1)	–	–	48,093	406	46,109	45,367	94,608	93,866
	121,031	7,227	48,093	406	46,109	45,367	222,866	222,124
Assets purchased under reverse repurchase agreements and securities borrowed	219,108	–	–	–	75,494	75,490	294,602	294,598
Loans, net of applicable allowance
Retail	69	190	94	–	397,102	394,051	397,455	394,404
Wholesale	7,129	1,540	458	–	170,236	168,087	179,363	177,214
	7,198	1,730	552	–	567,338	562,138	576,818	571,618
Other
Derivatives	94,039	–	–	–	–	–	94,039	94,039
Other assets (2)	1,373	–	–	–	46,205	46,205	47,578	47,578
Financial liabilities
Deposits
Personal	$150	$14,602			$255,402	$255,115	$270,154	$269,867
Business and government (3)	(11)	103,446			430,936	431,158	534,371	534,593
Bank (4)	–	7,072			25,449	25,462	32,521	32,534
	139	125,120			711,787	711,735	837,046	836,994
Other
Obligations related to securities sold short	32,247	–			–	–	32,247	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	201,839			4,975	4,976	206,814	206,815
Derivatives	90,238	–			–	–	90,238	90,238
Other liabilities (5)	(1,434)	18			54,917	54,880	53,501	53,464
Subordinated debentures	–	–			9,131	9,319	9,131	9,319

	IAS 39
	As at October 31, 2017
	Carrying value and fair value			Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Available- for-sale instruments measured at fair value	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$20,752	$–	$11,910	$11,910	$32,662	$32,662
Securities
Trading	116,720	10,937	–	–	–	127,657	127,657
Investment, net of applicable allowance (1)	–	–	75,877	14,845	14,771	90,722	90,648
	116,720	10,937	75,877	14,845	14,771	218,379	218,305
Assets purchased under reverse repurchase agreements and securities borrowed	–	138,979	–	81,998	81,999	220,977	220,978
Loans, net of applicable allowance
Retail	69	–	–	383,857	380,782	383,926	380,851
Wholesale	1,837	2,329	–	154,525	153,967	158,691	158,133
	1,906	2,329	–	538,382	534,749	542,617	538,984
Other
Derivatives	95,023	–	–	–	–	95,023	95,023
Other assets (2)	–	1,213	–	44,598	44,598	45,811	45,811
Financial liabilities
Deposits
Personal	$184	$13,794		$246,235	$246,147	$260,213	$260,125
Business and government (3)	(9)	94,518		411,156	412,495	505,665	507,004
Bank (4)	–	2,072		21,685	21,708	23,757	23,780
	175	110,384		679,076	680,350	789,635	790,909
Other
Obligations related to securities sold short	30,008	–		–	–	30,008	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	–	133,947		9,137	9,138	143,084	143,085
Derivatives	92,127	–		–	–	92,127	92,127
Other liabilities (5)	(1,132)	–		49,440	49,426	48,308	48,294
Subordinated debentures	–	–		9,265	9,559	9,265	9,559

(1)	Investment securities include securities measured at FVOCI and amortized cost under IFRS 9 and AFS and held-to-maturity securities under IAS 39.
(2)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(3)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(4)	Bank deposits refer to deposits from regulated banks and central banks.
(5)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Liabilities Designated as at Fair Value through Profit or Loss

Financial liabilities designated as fair value through profit or loss

For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the instrument to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2018 (1)
(Millions of Canadian dollars)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
				During the period	Cumulative (2)
Term deposits
Personal	$14,726	$14,602	$ (124)	$ (41)	$ 19
Business and government (3)	103,489	103,446	(43)	(134)	285
Bank (4)	7,067	7,072	5	–	–
	125,282	125,120	(162)	(175)	304
Obligations related to assets sold under repurchase agreements and securities loaned	201,924	201,839	(85)	–	–
Other liabilities	18	18	–	–	–
	$327,224	$326,977	$ (247)	$ (175)	$ 304

	As at or for the year ended October 31, 2017 (1)
(Millions of Canadian dollars)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
				During the period	Cumulative (2)
Term deposits
Personal	$13,633	$13,794	$ 161	$ 34	$ 59
Business and government (3)	93,532	94,518	986	398	423
Bank (4)	2,072	2,072	–	–	–
	109,237	110,384	1,147	432	482
Obligations related to assets sold under repurchase agreements and securities loaned	133,967	133,947	(20)	–	–
Other liabilities	–	–	–	–	–
	$243,204	$244,331	$ 1,127	$ 432	$ 482

(1)	There are no changes in fair value attributable to changes in credit risk included in net income for positions still held.
(2)	The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2018, $7 million of fair value losses previously included in OCI relate to financial liabilities derecognized during the year (October 31, 2017 – $16 million fair value gains).
(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.

Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss

	IFRS 9	IAS 39
	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$(265)	$1,112
Designated as fair value through profit or loss (3)	1,828	(68)
	$1,563	$1,044
By product line (1)
Interest rate and credit	$1,296	$662
Equities	(164)	(54)
Foreign exchange and commodities	431	436
	$1,563	$1,044

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Net losses from financial instruments designated as FVTPL of $400 million (October 31, 2017 – losses of $148 million).
(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 8 for net gains (losses) on these derivatives.
(3)	For the year ended October 31, 2018, $1,832 million of net fair value gains on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in Non-interest income (October 31, 2017 – losses of $645 million).

Summary of Net Interest Income From Financial Instruments

	IFRS 9	IAS 39
	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Interest income and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$7,811	$6,043
Financial instruments measured at fair value through other comprehensive income	802
Financial instruments measured at amortized cost	24,408
Other categories of financial instruments (3)		20,861
	33,021	26,904
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$6,964	$3,934
Financial instruments measured at amortized cost	7,866
Other categories of financial instruments (3)		5,830
	14,830	9,764
Net interest income	$18,191	$17,140

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Interest income of $479 million (October 31, 2017 – $459 million), and Interest expense of $4 million (October 31, 2017 – $5 million).
(2)	Includes dividend income for the year ended October 31, 2018 of $1,561 million (October 31, 2017 – $1,357 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.
(3)	Includes assets classified as available-for-sale, loans and receivables, and held-to-maturity, and liabilities classified as amortized cost.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy

	IFRS 9							IAS 39
	As at
	October 31, 2018							October 31, 2017
	Fair value measurements using			Total gross fair value	Netting adjustments		Assets/ liabilities at fair value	Fair value measurements using			Total gross fair value	Netting adjustments		Assets/ liabilities at fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3					Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$20,274	$–	$20,274	$		$20,274	$–	$20,752	$–	$20,752	$		$20,752
Securities
Trading
Canadian government debt (1)
Federal	8,342	6,231	–	14,573			14,573	9,374	7,929	–	17,303			17,303
Provincial and municipal	–	11,350	–	11,350			11,350	–	11,422	–	11,422			11,422
U.S. state, municipal and agencies debt (1)	2,068	31,030	66	33,164			33,164	1,226	29,634	–	30,860			30,860
Other OECD government debt (2)	1,151	9,018	–	10,169			10,169	934	10,420	–	11,354			11,354
Mortgage-backed securities (1)	–	1,001	–	1,001			1,001	–	1,298	–	1,298			1,298
Asset-backed securities
Non-CDO securities (3)	–	1,023	110	1,133			1,133	–	732	–	732			732
Corporate debt and other debt	2	22,303	21	22,326			22,326	52	21,655	29	21,736			21,736
Equities	30,847	2,547	1,148	34,542			34,542	29,674	2,853	425	32,952			32,952
	42,410	84,503	1,345	128,258			128,258	41,260	85,943	454	127,657			127,657
Investment (4)
Canadian government debt (1)
Federal	–	238	–	238			238	477	1,124	–	1,601			1,601
Provincial and municipal	–	1,554	–	1,554			1,554	–	2,503	–	2,503			2,503
U.S. state, municipal and agencies debt (1)	–	18,136	–	18,136			18,136	8	28,999	508	29,515			29,515
Other OECD government debt	–	1,470	–	1,470			1,470	479	8,673	–	9,152			9,152
Mortgage-backed securities (1)	–	2,174	–	2,174			2,174	–	934	–	934			934
Asset-backed securities
CDO	–	6,239	–	6,239			6,239	–	3,623	–	3,623			3,623
Non-CDO securities	–	863	–	863			863	–	2,671	203	2,874			2,874
Corporate debt and other debt	–	17,227	192	17,419			17,419	–	23,662	797	24,459			24,459
Equities	42	103	237	382			382	339	38	711	1,088			1,088
Loan substitute securities	–	24	–	24			24	–	24	4	28			28
	42	48,028	429	48,499			48,499	1,303	72,251	2,223	75,777			75,777
Assets purchased under reverse repurchase agreements and securities borrowed	–	219,108	–	219,108			219,108	–	138,979	–	138,979			138,979
Loans	–	8,929	551	9,480			9,480	–	4,056	179	4,235			4,235
Other
Derivatives
Interest rate contracts	1	33,862	222	34,085			34,085	–	106,145	380	106,525			106,525
Foreign exchange contracts	–	43,253	53	43,306			43,306	–	42,871	63	42,934			42,934
Credit derivatives	–	38	–	38			38	–	157	–	157			157
Other contracts	5,868	11,654	296	17,818			17,818	3,510	10,141	307	13,958			13,958
Valuation adjustments	–	(631)	6	(625)			(625)	–	(722)	(3)	(725)			(725)
Total gross derivatives	5,869	88,176	577	94,622			94,622	3,510	158,592	747	162,849			162,849
Netting adjustments						(583)	(583)						(67,826)	(67,826)
Total derivatives							94,039							95,023
Other assets	1,020	288	65	1,373			1,373	966	247	–	1,213			1,213
	$49,341	$469,306	$2,967	$521,614		$(583)	$521,031	$47,039	$480,820	$3,603	$531,462		$(67,826)	$463,636
Financial Liabilities
Deposits
Personal	$–	$14,362	$390	$14,752	$		$14,752	$–	$13,513	$465	$13,978	$		$13,978
Business and government	–	103,440	(5)	103,435			103,435	–	94,509	–	94,509			94,509
Bank	–	7,072	–	7,072			7,072	–	2,072	–	2,072			2,072
Other
Obligations related to securities sold short	17,732	14,515	–	32,247			32,247	12,407	17,601	–	30,008			30,008
Obligations related to assets sold under repurchase agreements and securities loaned	–	201,839	–	201,839			201,839	–	133,947	–	133,947			133,947
Derivatives
Interest rate contracts	–	29,620	726	30,346			30,346	–	100,765	835	101,600			101,600
Foreign exchange contracts	–	41,836	32	41,868			41,868	–	40,497	42	40,539			40,539
Credit derivatives	–	94	–	94			94	–	258	–	258			258
Other contracts	4,369	13,730	380	18,479			18,479	3,417	13,461	488	17,366			17,366
Valuation adjustments	–	29	5	34			34	–	55	13	68			68
Total gross derivatives	4,369	85,309	1,143	90,821			90,821	3,417	155,036	1,378	159,831			159,831
Netting adjustments						(583)	(583)						(67,704)	(67,704)
Total derivatives							90,238							92,127
Other liabilities	170	(1,654)	68	(1,416)			(1,416)	130	(1,286)	24	(1,132)			(1,132)
	$22,271	$424,883	$1,596	$448,750		$(583)	$448,167	$15,954	$415,392	$1,867	$433,213		$(67,704)	$365,509

(1)	As at October 31, 2018, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $16,776 million and $nil (October 31, 2017 – $17,977 million and $nil), respectively, and in all fair value levels of Investment securities were $4,713 million and $1,348 million (October 31, 2017 – $13,352 million and $727 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.
(4)	Amounts as of October 31, 2017 exclude $100 million of Investment securities that are carried at cost.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)

The following table presents fair values of our significant Level 3 financial instruments, valuation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2018 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (2) (3)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (1)	Low	High	Weighted average / Inputs distribution
Non-derivative financial instruments
Auction rate securities				Discounted cash flows	Discount margins	1.32%	2.70%	1.95%
	U.S. state, municipal and agencies debt	45			Default rates	3.00%	3.00%	3.00%
	Asset-backed securities	110			Prepayment rates	4.00%	5.50%	4.56%
					Recovery rates	96.50%	97.50%	96.59%
Corporate debt				Price-based	Prices	$ 72.00	$123.06	$103.84
	Corporate debt and other debt	28		Discounted cash flows	Credit spread	0.90%	11.30%	4.50%
	Loans	551			Credit enhancement	11.80%	15.80%	13.10%
Government debt and municipal bonds				Price-based	Prices	$ 65.50	$100.00	$66,41
	U.S. state, municipal and agencies debt	21		Discounted cash flows	Yields	3.50%	7.60%	5.75%
	Corporate debt and other debt	185
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	6.16X	17.80X	14.46X
	Equities	1,385		Price-based	P/E multiples	9.10X	26.41X	18.26X
	Derivative related liabilities		24	Discounted cash flows	EV/Rev multiples	0.90X	6.63X	4.86X
	Loan substitute securities	–			Liquidity discounts (4)	10.00%	40.00%	18.27%
					Discount rate	10.52%	10.52%	10.52%
					Net asset values / prices (5)	n.a.	n.a.	n.a.
Derivative financial instruments (6)
Interest rate derivatives and interest-rate-linked structured notes (7)	Derivative related assets	260		Discounted cash flows	Interest rates	2.30%	3.00%	Even
	Derivative related liabilities		740	Option pricing model	CPI swap rates	1.90%	2.10%	Even
					IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (7)				Discounted cash flows	Dividend yields	0.30%	8.40%	Lower
	Derivative related assets	281		Option pricing model	Equity (EQ)-EQ correlations	(55.00)%	100.00%	Middle
	Deposits		390		EQ-FX correlations	(71.40)%	30.50%	Middle
	Derivative related liabilities		328		EQ volatilities	8.00%	164.00%	Upper
Other (8)
	Asset-backed securities	–
	Derivative related assets	36
	Other assets	65
	Deposits		(5)
	Derivative related liabilities		51
	Other liabilities		68
Total		$2,967	$1,596

As at October 31, 2017 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value			Significant unobservable inputs (1)	Range of input values (2) (3)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques		Low	High	Weighted average / Inputs distribution
Non-derivative financial instruments
Auction rate securities				Discounted cash flows	Discount margins	1.13%	2.95%	1.71%
	U.S. state, municipal and agencies debt	508			Default rates	3.00%	3.40%	3.00%
	Asset-backed securities	197			Prepayment rates	4.00%	10.00%	4.29%
					Recovery rates	40.00%	97.50%	95.95%
Corporate debt				Price-based	Prices	$20.00	$119.30	$113.77
	Corporate debt and other debt	33		Discounted cash flows	Credit spread	1.11%	11.59%	6.35%
	Loans	179			Credit enhancement	12.82%	17.10%	14.16%
Government debt and municipal bonds				Price-based	Prices	$63.43	$93.29	$64.18
	U.S. state, municipal and agencies debt	–		Discounted cash flows	Yields	0.17%	13.04%	3.22%
	Corporate debt and other debt	793
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	9.30X	16.60X	13.32X
	Equities	1,136		Price-based	P/E multiples	4.80X	27.40X	19.42X
	Derivative related liabilities		97	Discounted cash flows	EV/Rev multiples	1.50X	9.51X	5.75X
	Loan substitute securities	4			Liquidity discounts (4)	15.00%	40.00%	25.24%
					Discount rate	11.00%	11.00%	11.00%
					Net asset values / prices (5)	n.a.	n.a.	n.a.
Derivative financial instruments (6)
Interest rate derivatives and interest-rate-linked structured notes (7)	Derivative related assets	415		Discounted cash flows	Interest rates	2.23%	2.56%	Even
	Deposits			Option pricing model	CPI swap rates	1.72%	1.90%	Even
	Derivative related liabilities		843		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (7)				Discounted cash flows	Dividend yields	0.02%	10.49%	Lower
	Derivative related assets	302		Option pricing model	Equity (EQ)-EQ correlations	15.00%	97.34%	Middle
	Deposits		465		EQ-FX correlations	(70.00)%	39.10%	Middle
	Derivative related liabilities		369		EQ volatilities	3.00%	110.00%	Lower
Other (8)
	Asset-backed securities	6
	Derivative related assets	30
	Deposits		–
	Derivative related liabilities		69
	Other liabilities		24
Total		$3,603	$1,867

(1)	The acronyms stand for the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).
(2)	The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.
(3)	Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.
(4)	Fair value of securities with liquidity discount inputs totalled $207 million (October 31, 2017 – $54 million).
(5)	NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. The NAV of the funds and the corresponding equity derivatives referenced to NAV are not considered observable as we cannot redeem certain of these hedge funds at NAV prior to the next quarter end. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.
(6)	The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.
(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)	Other primarily includes certain insignificant instruments such as commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.
n.a. not	applicable

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3

The following tables present the changes in fair value measurements on a recurring basis for instruments included in Level 3 of the fair value hierarchy.

	IFRS 9
	For the year ended October 31, 2018
(Millions of Canadian dollars)	Fair value at beginning of period (1)	Total realized/ unrealized gains included in earnings	Total unrealized gains included in OCI (2)	Purchases of assets/ issuances of liabilities	Sales of assets/ settlements of liabilities and other (3)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Changes in unrealized gains (losses) included in earnings for assets and liabilities for positions still held
Assets
Securities
Trading
U.S. state, municipal and agencies debt	$508	$16	$(3)	$–	$(455)	$–	$–	$66	$(1)
Asset-backed securities
Non-CDO securities	196	28	2	–	(116)	–	–	110	1
Corporate debt and other debt	30	(2)	–	–	(2)	–	(5)	21	(1)
Equities	923	(160)	37	395	(170)	125	(2)	1,148	(24)
	1,657	(118)	36	395	(743)	125	(7)	1,345	(25)
Investment
U.S. state, municipal and agencies debt	–	–	–	–	–	–	–	–	n.a.
Asset-backed securities
Non-CDO securities	–	–	–	–	–	–	–	–	n.a.
Corporate debt and other debt	29	(30)	6	125	(144)	206	–	192	n.a.
Equities	217	–	20	–	–	–	–	237	n.a.
Loan substitute securities	3	–	–	–	(3)	–	–	–	n.a.
	249	(30)	26	125	(147)	206	–	429	n.a.
Loans	477	(3)	(3)	450	(291)	16	(95)	551	14
Other
Net derivative balances (4)
Interest rate contracts	(455)	21	–	67	73	7	(217)	(504)	(3)
Foreign exchange contracts	21	(10)	(4)	11	2	5	(4)	21	(5)
Other contracts	(181)	34	(2)	(88)	(42)	(36)	231	(84)	79
Valuation adjustments	(16)	–	–	–	17	–	–	1	–
Other assets	–	(5)	–	71	(1)	–	–	65	(5)
	$1,752	$(111)	$53	$1,031	$(1,132)	$323	$(92)	$1,824	$55
Liabilities
Deposits
Personal	$(465)	$(36)	$(4)	$(301)	$44	$(431)	$803	$(390)	$(8)
Business and government	–	–	–	5	–	–	–	5	–
Other
Obligations related to securities sold short	–	–	–	–	–	–	–	–	–
Other liabilities	(24)	–	(1)	(53)	10	–	–	(68)	4
	$(489)	$(36)	$(5)	$(349)	$54	$(431)	$803	$(453)	$(4)

	IAS 39
	For the year ended October 31, 2017
(Millions of Canadian dollars)	Fair value at beginning of period	Total realized/ unrealized gains (losses) included in earnings	Total unrealized gains (losses) included in OCI (2)	Purchases of assets/ issuances of liabilities	Sales of assets/ settlements of liabilities and other (3)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Changes in unrealized gains (losses) included in earnings for assets and liabilities for positions still held
Assets
Securities
Trading
U.S. state, municipal and agencies debt	$1	$–	$–	$–	$(1)	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	4	–	–	7	(10)	–	(1)	–	–
Corporate debt and other debt	62	(4)	1	52	(68)	20	(34)	29	(3)
Equities	376	(143)	(18)	275	(81)	17	(1)	425	(119)
	443	(147)	(17)	334	(160)	37	(36)	454	(122)
Investment
U.S. state, municipal and agencies debt	747	(5)	(19)	–	(215)	–	–	508	n.a.
Asset-backed securities
Non-CDO securities	217	–	7	–	(21)	–	–	203	n.a.
Corporate debt and other debt	956	(1)	(34)	119	(55)	–	(188)	797	n.a.
Equities	756	62	45	45	(197)	–	–	711	n.a.
Loan substitute securities	–	–	–	4	–	–	–	4	n.a.
	2,676	56	(1)	168	(488)	–	(188)	2,223	n.a.
Loans	329	(5)	(5)	405	(512)	–	(33)	179	–
Other
Net derivative balances (4)
Interest rate contracts	(448)	49	(20)	33	(2)	4	(71)	(455)	74
Foreign exchange contracts	(15)	49	2	(3)	(7)	1	(6)	21	17
Other contracts	(122)	80	2	(76)	2	(58)	(9)	(181)	52
Valuation adjustments	(10)	–	–	–	(6)	–	–	(16)	–
Other assets	–	–	–	–	–	–	–	–	–
	$2,853	$82	$(39)	$861	$(1,173)	$(16)	$(343)	$2,225	$21
Liabilities
Deposits
Personal	$(425)	$(20)	$14	$(387)	$85	$(277)	$545	$(465)	$5
Business and government	(2)	–	–	–	–	–	2	–	–
Other
Obligations related to securities sold short	(1)	–	–	–	1	–	–	–	–
Other liabilities	(88)	(4)	2	–	66	–	–	(24)	–
	$(516)	$(24)	$16	$(387)	$152	$(277)	$547	$(489)	$5

(1)	These amounts reflect certain reclassifications made upon adoption of IFRS 9. Refer to Note 2 for further details.
(2)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $33 million for the year ended October 31, 2018 (October 31, 2017 – gains of $84 million) excluding the translation gains or losses arising on consolidation.
(3)	Other includes amortization of premiums or discounts recognized in net income.
(4)	Net derivatives as at October 31, 2018 included derivative assets of $577 million (October 31, 2017 – $747 million) and derivative liabilities of $1,143 million (October 31, 2017 – $1,378 million).
n.a.	not applicable

Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments from Using Reasonably Possible Alternative Assumptions

The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in practice that all reasonably possible alternative assumptions would simultaneously be realized.

	IFRS 9			IAS 39
	As at
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
U.S. state, municipal and agencies debt	$66	$–	$(1)	$–	$–	$–
Asset-backed securities	110	7	(10)	–	–	–
Corporate debt and other debt	21	–	–	29	–	–
Equities	1,148	12	(12)	425	–	–
Investment
U.S. state, municipal and agencies debt	–	–	–	508	8	(20)
Asset-backed securities	–	–	–	203	15	(21)
Corporate debt and other debt	192	19	(16)	797	6	(6)
Equities	237	24	(26)	711	40	(24)
Loan substitute securities	–	–	–	4	2	–
Loans	551	5	(7)	179	2	(3)
Derivatives	577	20	(18)	747	34	(30)
Other assets	65	–	–	–	–	–
	$2,967	$87	$(90)	$3,603	$107	$(104)
Deposits	$(385)	$12	$(11)	$(465)	$11	$(11)
Derivatives	(1,143)	47	(54)	(1,378)	37	(48)
Other
Other liabilities	(68)	–	–	(24)	–	–
	$(1,596)	$59	$(65)	$(1,867)	$48	$(59)

Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy

Fair value for financial instruments that are carried at amortized cost and classified using the fair value hierarchy

	IFRS 9
	As at October 31, 2018
	Fair value always approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$ 16,197	$–	$–	$–	$–	$16,197
Amortized cost securities (2)	–	470	44,897	–	45,367	45,367
Assets purchased under reverse repurchase agreements and securities borrowed	57,099	–	18,391	–	18,391	75,490
Loans
Retail	65,847	–	323,114	5,090	328,204	394,051
Wholesale	8,889	–	154,781	4,417	159,198	168,087
	74,736	–	477,895	9,507	487,402	562,138
Other assets	45,559	–	480	166	646	46,205
	$ 193,591	$470	$541,663	$9,673	$551,806	$745,397
Deposits
Personal	$ 184,887	$–	$69,606	$622	$70,228	$255,115
Business and government	270,349	–	160,010	799	160,809	431,158
Bank	15,218	–	10,235	9	10,244	25,462
	470,454	–	239,851	1,430	241,281	711,735
Obligations related to assets sold under repurchase agreements and securities loaned	4,264	–	712	–	712	4,976
Other liabilities	45,346	–	406	9,128	9,534	54,880
Subordinated debentures	–	–	9,260	59	9,319	9,319
	$ 520,064	$–	$250,229	$10,617	$260,846	$780,910

	IAS 39
	As at October 31, 2017
	Fair value always approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$11,880	$–	$30	$–	$30	$11,910
Held-to-maturity securities (2)	–	–	14,754	17	14,771	14,771
Assets purchased under reverse repurchase agreements and securities borrowed	58,605	–	23,394	–	23,394	81,999
Loans
Retail	65,991	–	309,855	4,936	314,791	380,782
Wholesale	8,930	–	139,128	5,909	145,037	153,967
	74,921	–	448,983	10,845	459,828	534,749
Other assets	43,963	–	433	202	635	44,598
	$189,369	$–	$487,594	$11,064	$498,658	$688,027
Deposits
Personal	$182,440	$–	$62,981	$726	$63,707	$246,147
Business and government	261,898	–	149,618	979	150,597	412,495
Bank	16,615	–	5,079	14	5,093	21,708
	460,953	–	217,678	1,719	219,397	680,350
Obligations related to assets sold under repurchase agreements and securities loaned	7,774	–	1,364	–	1,364	9,138
Other liabilities	43,733	–	311	5,382	5,693	49,426
Subordinated debentures	–	–	9,504	55	9,559	9,559
	$512,460	$–	$228,857	$7,156	$236,013	$748,473

(1)	Certain financial instruments have not been assigned to a level as the carrying amount always approximates their fair values due to their short-term nature (instruments that are receivable or payable on demand, or with original maturity of three months or less) and insignificant credit risk.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.